PENSION PLANS (Details 6)	12 Months Ended
Dec. 31, 2015
Long-term rate of return assumption by asset class [Abstract]
U.S. equities, minimum (in hundredths)	9.00%
U.S. equities, maximum (in hundredths)	13.00%
Non-U.S. equities, minimum (in hundredths)	10.00%
Non-U.S. equities, maximum (in hundredths)	14.00%
Fixed income/cash, minimum (in hundredths)	5.00%
Fixed income/cash, maximum (in hundredths)	9.00%
Alternative investments, minimum (in hundredths)	5.00%
Alternative investments, maximum (in hundredths)	15.00%
Absolute return strategies, minimum (in hundredths)	8.00%
Absolute return strategies, maximum (in hundredths)	12.00%